Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Summarized Debt

Debt is summarized as follows (in millions):

	Successor
	December 31, 2013	December 31, 2012
Senior Secured Term Loan Facility	$291.0	$294.0
Senior Notes	400.0	400.0
Capital lease obligations	0.3	0.3
Economic development loan	0.4	0.5
Unamortized original issue discount	(0.6)	(0.9)

	691.1	693.9
Less:
Current maturities	3.2	3.2

Long-term debt	$687.9	$690.7

Redemption Prices of Senior Notes (Expressed as Percentages of Principal Amount)

On or after February 15, 2015, UCI International, Inc. has the option to redeem all or part of the Senior Notes at the following redemption prices (expressed as percentages of principal amount):

Period	Percentage
2015	104.313%
2016	102.156%
2017 and thereafter	100.000%

Loss on Early Extinguishment of 2010 Credit Facility and Senior PIK Notes

The components of the loss on early extinguishment were as follows (in millions):

Senior PIK Notes call premium and redemption period interest	$5.0
Write-off Senior PIK Notes unamortized original issue discount	3.3
Write-off Senior PIK Notes unamortized deferred financing costs	0.9
Write-off 2010 Credit Facility unamortized original issue discount	5.1
Write-off 2010 Credit Facility unamortized deferred financing costs	8.9
Fees and expenses related to early extinguishment of debt	1.0

$24.2

Schedule of Future Repayments of Debt Outstanding	Below is a schedule of required future repayments of all debt outstanding on December 31, 2013 (in millions):

2014	$3.2
2015	3.2
2016	3.1
2017	282.2
2018	—
Thereafter	400.0

$691.7

Summary of Net Interest Expense

The following table provides the detail of net interest expense for the respective periods (in millions). During the Successor years ended December 31, 2013 and 2012, $0.7 million and $0.6 million, respectively, of interest was capitalized. No interest was capitalized in 2011.

	Successor			Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011
Interest expense
Senior Secured Term Loan Facility	$16.3	$16.5	$15.5	$—
Senior Notes	34.5	34.5	32.2	—
Senior PIK Notes	—	—	—	2.4
2010 Term Loan	—	—	—	1.9
Other	0.5	1.0	1.6	0.1
Amortization
Debt issue costs
Senior Secured Term Loan Facility	1.1	1.1	1.0	—
Senior Notes	1.3	1.2	1.0	—
Senior Secured Revolving Credit Facility	0.4	0.4	0.3	—
2010 Term Loan	—	—	—	0.1
Original issue discounts	0.3	0.3	0.3	0.2

Total interest expense	54.4	55.0	51.9	4.7
Interest income	(3.0)	(0.2)	(0.2)	—

Interest expense, net	$51.4	$54.8	$51.7	$4.7